Accounts receivable (Details 1) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Balance at beginning of the year
Addition	38,022
Balance at end of the year	$ 38,022